Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments and contingencies
27.	Commitments and contingencies
Purchase contracts
As of December 31, 2019, the Company had one purchase contract with Boeing entailing sixty five (65)
firm orders of Boeing 737 MAX aircraft, agreed to be delivered between 2020 and 2025. The aircraft contractual obligations net of discounts and pre-delivery payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31, 2020	495,097
2021	567,088
2022	627,409
2023	648,753
2024	504,910
Thereafter	259,097

$3,102,354

As of

December 31,

2019 the Company has paid $468.8 million in predelivery deposits of 737 MAX aircraft.
In March 2019, the FAA issued an order to suspend operations of all Boeing 737 MAX aircraft in the U.S. and by U.S. aircraft operators. Non-U.S. civil aviation authorities also issued directives to similar effect as consequence Boeing has suspended deliveries of the Boeing 737 MAX until clearance is granted by the appropriate regulatory authorities. As result, delivery of the aircraft is
subject to change which may result in certain commitments being deferred to later periods.
Labor unions
Approximately 61.8% of the Company’s 8,877 employees are unionized. There are currently nine (9) union organizations, five (5) covering employees in Panama and four (4) covering employees in Colombia. The Company traditionally had good relations with its employees and with all the unions and expects to continue to enjoy good relations with its employees and the unions in the future.
The five (5) unions covering employees in Panama include the pilots’ union (UNPAC); the flight attendants’ union (SIPANAB); the mechanics’ union (SITECMAP), the industry union (SIELAS), which represents ground personnel, messengers, drivers, passenger service agents, counter agents, and other non-executive administrative staff, and other industry union named UGETRACA which represents ground personnel and flight attendants.
Copa entered into collective bargaining agreements with the pilot’s union in July 2017, the industry union in December 2017, the mechanics’ union in June 2018 and the flight attendants’ union in October 2018
. Copa
does
not have
a
collective bargain agreement negotiated
with UGETRACA
because they do not have the eligible amount of employees.
Collective bargaining agreements in Panama typically have terms of four years.
The four (4) unions covering employees in Colombia are: the pilots’ union (ACDAC), the flight attendants’ union (ACAV), the industry union (SINTRATAC), and the Mechanics Union (ACMA).
Copa entered into collective bargaining with ACDAC and ACAV in January 2018. ACDAC has not yet resolved and ACAV ended with a new arbitration collective document for two years expiring i
n
 September 2020. Additionally, SINTRATAC and Copa entered into collective bargaining agreement in December 2017 for terms of four years until December 2021. Negotiations with ACMA were resolved by arbitration on December 31, 2015, extending the validation every 6 months from this date, until June 30, 2018. ACMA has not presented a new bill of petition.
Typically, collective bargaining agreements in Colombia have terms of two to three years. Although Copa Colombia usually settles many of its collective bargaining agreement negotiations through arbitration proceedings, it has traditionally experienced good relations with its unions.
In addition to unions in Panama and Colombia, the Company’s employees in Brazil are covered by industry union agreements that cover all airline industry employees in the country and airport employees in Argentina are affiliated to an industry union (UPADEP).
Lines of credit for working capital and letters of credit
The Company maintained letters of credit with several banks with a value of $25.8 million as of December 31, 2019 (2018: $25.9 million). These letters of credit are pledged mainly for operating lessors, maintenance providers and airport operators.
The Company, has short term unsecured credit facilities with financial institutions in the aggregate amount of $305.0 million. These lines of credit have been put in place to pre-delivery payments and for working capital purposes. As of December 31, 2019, the Company do not have any outstanding borrowings under these credit lines (2018: $140.0 million).
Tax audit
The Company received notifications from the tax authorities in Panama and Colombia. The Company, along with its tax advisors, has concluded that it is not probable that an outflow of resources embodying economic benefits will be required to settle them, especially considering that the Company has enough arguments to support its position and also taking into consideration that both cases are in the preliminary stages.